DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 146.1%

	Alabama - 1.7%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,393,980

	Alaska - 0.2%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	339,120

	Arizona - 3.8%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,644,125
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	743,554
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,132,030
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	568,010
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,138,770

		5,226,489

	California - 18.1%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,322,351
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	314,193
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,789,155
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	115,434
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,187,780

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	$1,147,160
750	California Statewide Communities Dev.
	Auth. Rev., Marin General Hosp.,
	4.00%, 8/01/45	786,465
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	748,692
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,226,290
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,262,640
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	340,276
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,193,270
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	313,190
2,550	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,760,375
1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	1,144,740
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,467,003
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,382,640
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	1,040,710
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,118,860
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	2,018,310

		24,679,534

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Colorado - 4.3%
$870	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	$938,399
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	481,820
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	1,099,580
1,680	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,179,834
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,145,140

		5,844,773

	Connecticut - 6%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,125,063
425	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	488,801
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32	736,533
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41	1,045,160
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	587,065
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	603,240
570	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	593,661
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	532,260
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,061,690
1,200	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,477,152

		8,250,625

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	District of Columbia - 1.7%
$1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	$1,244,510
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	1,013,390

		2,257,900

	Florida - 21.1%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	934,924
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	829,950
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,141,310
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,022,180
250	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	254,433
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,102,880
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,634,303
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,141,050
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	579,475
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,221,545
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	569,630
1,225	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,405,663
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,635,628
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	275,540
	Prerefunded 10/01/22 @ $100 (b)

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	$2,245,320
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	1,117,820
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,745,378
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,642,607
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	991,203
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	544,171
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	751,277
910	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,092,055

		28,878,342

	Georgia - 0.4%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	571,370

	Idaho - 0.2%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	290,966

	Illinois - 14.2%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,580
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,117,240
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	754,329
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	298,972
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	296,923
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	802,757

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	$300,402
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	969,812
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,391,943
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	(fka Centegra Hlth. Sys.),
	5.00%, 9/01/42	596,993
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	563,800
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,155,322
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,145,100
1,025	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,026,579
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,196,360
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,549,987
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	898,500
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	403,055
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,067,150
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,192,750
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,133,410

		19,362,964

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Indiana - 2.8%
$240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	$282,494
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,451,320
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,041,100

		3,774,914

	Kentucky - 0.8%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,091,349

	Louisiana - 4.9%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,405,663
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	676,039
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,412,313
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	340,185
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33	547,805
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,136,234
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/1/22 @ $100 (b)	1,109,620

		6,627,859

	Maine - 1.7%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	107,873
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	995,111

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	$679,583
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	600,874

		2,383,441

	Maryland - 1%
250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	295,877
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,135,000

		1,430,877

	Massachusetts - 7.3%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	4,137,390
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,237,460
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,387,120
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40
	Prerefunded 5/1/20 @ $100 (b)	2,020,060
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,200,060

		9,982,090

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,054,190
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	636,218
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	607,505
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	254,052

		2,551,965

	Mississippi - 0.5%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	704,388

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Nebraska - 2.2%
$500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	$536,250
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,443,837

		2,980,087

	New Jersey - 2.1%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	448,316
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	280,303
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	2,074,923

		2,803,542

	New York - 9.9%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	1,001,750
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	354,153
700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	765,947
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	645,434
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	647,814
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,128,360
660	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	685,879
340	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	352,879
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43
	Prerefunded 12/15/20 @ $100 (b)	1,041,170

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$300	New York City Transitional Fin. Auth.,
	Adjustable Rate Bond,
	1.18%, 8/01/31	$300,000
650	New York City Transitional Fin. Auth.,
	Subordinate Rev.,
	3.00%, 5/01/45	676,110
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,376,900
1,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 3/15/42	1,257,700
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,031,391
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	564,005
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	232,116
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	459,728

		13,521,336

	North Carolina - 0.2%
250	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	253,582

	Ohio - 4.7%
630	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	631,940
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	649,817
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	511,930
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,131,100
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	2,481,871

		6,406,658

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Oregon - 1.8%
$500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	$601,735
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	655,654
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	Convertible CAB,
	5.00%, 6/15/36	1,242,010

		2,499,399

	Pennsylvania - 3.6%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,284,540
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	507,165
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,063,580

		4,855,285

	Rhode Island - 2.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,262,868
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,694,800

		2,957,668

	South Carolina - 1.9%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,284,380
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	343,647

		2,628,027

	Tennessee - 5.3%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	281,987
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,658,977
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,064,480

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$615	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	$677,213
490	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	536,315
495	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	540,040
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,477,820

		7,236,832

	Texas - 12.3%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	969,187
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	778,973
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	541,235
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,555,250
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,064,640
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,606,061
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,870,586
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	1,053,570
1,305	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,704,813
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,175,870
1,035	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,172,055
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	847,497
250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	261,635

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	$1,137,040
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,046,780

		16,785,192

	Vermont - 2%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,176,720
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	596,740

		2,773,460

	Virginia - 2.8%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,517,450
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,246,340

		3,763,790

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	1,196,780

	Wisconsin - 1.4%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,638,140
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	266,245

		1,904,385

	Wyoming - 0.2%
275	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	283,750

	Total Long-Term Investments
	(Cost $183,947,302)	199,492,719

	TOTAL INVESTMENTS - 146.1%
	(Cost $183,947,302)	199,492,719
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (47.6)%	(65,000,000)
	Other assets less other liabilities - 1.5%	2,078,528

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$136,571,247

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2020

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

CAB–Capital Appreciation Bond

COP–Certificate of Participation

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2020:

Level 2
Municipal bonds	$199,492,719

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.